Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) R$ / shares in Units, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2017 BRL (R$) R$ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability | $				$ 25.4	$ 23.7
Zero cost collar [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 245.8		72.3
Zero cost collar [member] | Written Put Options [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price		R$ 3.4000
Zero cost collar [member] | Sold Call Option [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price		R$ 3.7591
Interest swap [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		6.27%
Interest swap [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate		44.14%
Interest swap [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 1,961.9		593.1
Interest swap [member] | Equity investments [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		10.60%
Interest swap [member] | Equity investments [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate		101.87%
Interest swap [member] | Equity investments [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 287.9		86.8
Export financing [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on LIBOR base rate plus		2.37%
Export financing [member] | Hedged item [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 330.8		100.0
Recourse and non recourse debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 43.5		13.2
Recourse and non recourse debt [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		8.41%
Recourse and non recourse debt [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
LIBOR rate interest period		6 month
Annual interest rate based on LIBOR base rate plus		1.14%
Acquisition of property plant and equipment [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 12.2		3.7
LIBOR rate interest period		1 month
Annual interest rate based on LIBOR base rate plus		2.44%
Acquisition of property plant and equipment [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		5.23%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 77.4		23.4
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		R$ 9.4		$ 2.9
Currency swap contract [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		4.65%
Currency swap contract [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate		129.50%
Scenario, Forecast [Member] | Zero cost collar [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	R$ 829.9		$ 249.9
Scenario, Forecast [Member] | Zero cost collar [member] | Written Put Options [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price	R$ 3.3200
Scenario, Forecast [Member] | Zero cost collar [member] | Sold Call Option [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price	R$ 3.7520